Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 4,721		$ 4,021
Non-interest revenue	2,951		1,078
Total Revenue	7,672	$ 8,319	5,099
Total provision for (recovery of) credit losses	627	446	217
Depreciation and amortization	532		384
Non-interest expense	4,857		3,998
Income Before Provision for Income Taxes	1,656	2,194	500
Provision for (recovery of) income taxes	364	484	367
Reported net income (loss)	1,292	1,710	133
Non-controlling interest in subsidiaries	2	7
Net income (loss) attributable to bank shareholders	1,290	$ 1,703	133
Average assets	1,321,991		1,214,454
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	473		196
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	154		21
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,141		1,959
Non-interest revenue	637		598
Total Revenue	2,778		2,557
Total provision for (recovery of) credit losses	295		144
Depreciation and amortization	143		132
Non-interest expense	1,067		973
Income Before Provision for Income Taxes	1,273		1,308
Provision for (recovery of) income taxes	352		357
Reported net income (loss)	921		951
Net income (loss) attributable to bank shareholders	921
Average assets	321,018		303,781
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	238		135
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	57		9
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,058		1,432
Non-interest revenue	396		302
Total Revenue	2,454		1,734
Total provision for (recovery of) credit losses	290		55
Depreciation and amortization	246		107
Non-interest expense	1,220		708
Income Before Provision for Income Taxes	698		864
Provision for (recovery of) income taxes	138		199
Reported net income (loss)	560		665
Net income (loss) attributable to bank shareholders	560
Average assets	232,345		150,264
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	183		42
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	107		13
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	325		306
Non-interest revenue	1,003		822
Total Revenue	1,328		1,128
Total provision for (recovery of) credit losses	13		6
Depreciation and amortization	66		66
Non-interest expense	931		858
Income Before Provision for Income Taxes	318		198
Provision for (recovery of) income taxes	78		39
Reported net income (loss)	240		159
Net income (loss) attributable to bank shareholders	240
Average assets	62,524		54,684
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	3		1
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	10		5
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	505		701
Non-interest revenue	1,084		998
Total Revenue	1,589		1,699
Total provision for (recovery of) credit losses	(22)		(10)
Depreciation and amortization	77		79
Non-interest expense	1,039		1,012
Income Before Provision for Income Taxes	495		618
Provision for (recovery of) income taxes	102		130
Reported net income (loss)	393		488
Net income (loss) attributable to bank shareholders	393
Average assets	438,202		463,917
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	11		(3)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(33)		(7)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(308)		(377)
Non-interest revenue	(169)		(1,642)
Total Revenue	(477)		(2,019)
Total provision for (recovery of) credit losses	51		22
Non-interest expense	600		447
Income Before Provision for Income Taxes	(1,128)		(2,488)
Provision for (recovery of) income taxes	(306)		(358)
Reported net income (loss)	(822)		(2,130)
Non-controlling interest in subsidiaries	2
Net income (loss) attributable to bank shareholders	(824)
Average assets	267,902		241,808
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	38		21
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 13		$ 1